CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Common Stock	Retained earnings	Accumulated other comprehensive income (loss)	Treasury stock
Balances at January 1, 2016 at Dec. 31, 2015	$ 809,376	$ 571,155	$ 388,240	$ (30,580)	$ (119,439)
Balances at January 1, 2016 at Dec. 31, 2015		68,730,731			(7,089,051)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	88,526		88,526
Other comprehensive loss	2,137			2,137
Cash dividends declared:
Common stock at $0.76 per share in 2018, $0.68 per share in 2017, and $0.64 per share in 2016	(39,578)		(39,578)
Common stock issued in connection with business combinations	$ 0
Treasury Stock, Shares, Acquired	0
Adjustments to Additional Paid in Capital, Other	$ 0	$ (1,507)			$ 1,507
Stock Issued During Period, Shares, Other					89,383
Excess tax benefit on share-based compensation	264	264
Exercise of stock options, net of shares purchased (in shares)					65,515
Exercise of stock options, net of shares purchased	726	(379)			$ 1,105
Restricted stock awards, net of forfeitures (in shares)					182,974
Restricted stock awards, net of forfeitures	(1,581)	(4,505)			$ 2,924
Share-based compensation expense	5,354	$ 5,354
Ending Balances (in shares) at Dec. 31, 2016		68,730,731			(6,751,179)
Ending Balances at Dec. 31, 2016	865,224	$ 570,382	437,188	(28,443)	$ (113,903)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	96,787		96,787
Other comprehensive loss	8,053			8,053
Cash dividends declared:
Common stock at $0.76 per share in 2018, $0.68 per share in 2017, and $0.64 per share in 2016	(42,128)		(42,128)
Common stock issued in connection with business combinations	$ 0
Treasury Stock, Shares, Acquired	0
Adjustments to Additional Paid in Capital, Other	$ 0	(99)			$ 99
Stock Issued During Period, Shares, Other					5,843
Exercise of stock options, net of shares purchased (in shares)					58,212
Exercise of stock options, net of shares purchased	75	(912)			$ 987
Restricted stock awards, net of forfeitures (in shares)					25,480
Restricted stock awards, net of forfeitures	(2,793)	(1,708)			$ (1,085)
Share-based compensation expense	5,446	$ 5,446
Ending Balances (in shares) at Dec. 31, 2017		68,730,731			(6,661,644)
Ending Balances at Dec. 31, 2017	930,664	$ 573,109	491,847	(20,390)	$ (113,902)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
New Accounting Pronouncement or Change in Accounting Principle, Effect of Adoption, Quantification	0		5,093	(5,093)
Net income	172,595		172,595
Other comprehensive loss	(18,925)			(18,925)
Cash dividends declared:
Common stock at $0.76 per share in 2018, $0.68 per share in 2017, and $0.64 per share in 2016	(69,521)		(69,521)
Stock Issued During Period, Shares, Acquisitions		35,551,063
Common stock issued in connection with business combinations	1,043,424	$ 1,043,424
Treasury Stock, Shares, Acquired
Treasury Stock, Value, Acquired, Cost Method
Stock Options and Warrants Acquired And Converted Pursuant To Acquisition	16,037	16,037
Adjustments to Additional Paid in Capital, Other	$ 0	(1,120)			$ 1,120
Stock Issued During Period, Shares, Other					65,354
Exercise of stock options, net of shares purchased (in shares)	32,941				32,941
Exercise of stock options, net of shares purchased	$ 284	(282)			$ 566
Restricted stock awards, net of forfeitures (in shares)					175,841
Restricted stock awards, net of forfeitures	(2,528)	(4,131)			$ 1,603
Share-based compensation expense	6,219	$ 6,219
Ending Balances (in shares) at Dec. 31, 2018		104,281,794			(6,387,508)
Ending Balances at Dec. 31, 2018	$ 2,078,249	$ 1,633,256	$ 600,014	$ (44,408)	$ (110,613)